EQUITY METHOD INVESTMENTS - Movement in Equity Method Investments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2016
Equity Method Investment [Roll Forward]
Beginning balance		$ 2,287
Distributions received from associated companies		(1,096)	$ (256)	$ (256)
Share of income / (loss)		512	4,620	$ (381)
Ending Balance		$ 1,658	$ 2,287
United Freight Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 1,448	$ 621
Distributions received from associated companies		(825)	0
Share of income / (loss)		149	827	$ (149)
Equity contribution			0
Ending Balance		$ 772	$ 1,448	$ 621
Golden Opus Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		0.00%	50.00%	50.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 45	$ 2,872
Distributions received from associated companies		(45)	(7,300)
Share of income / (loss)		0	3,473	$ (694)
Equity contribution	$ 800		1,000
Ending Balance		$ 0	$ 45	2,872
Seateam Management Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	21.25%	22.19%	22.19%		22.19%
Equity Method Investment [Roll Forward]
Beginning balance		$ 794	$ 731
Distributions received from associated companies		(271)	(257)
Share of income / (loss)		363	320
Equity contribution			0
Ending Balance		$ 886	$ 794	731
Capesize Chartering Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		25.00%	25.00%
Equity Method Investment [Roll Forward]
Beginning balance		$ 0	$ 0
Distributions received from associated companies		0	0
Share of income / (loss)		0	0
Equity contribution			0
Ending Balance		0	0	0
Total [Member]
Equity Method Investment [Roll Forward]
Beginning balance		2,287	4,224
Distributions received from associated companies		(1,141)	(7,557)
Share of income / (loss)		512	4,620
Equity contribution			1,000
Ending Balance		$ 1,658	$ 2,287	$ 4,224